As filed with the Securities and Exchange Commission on November 6, 2018

Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	256	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	256	☒
(Check appropriate box or boxes)
GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)
Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Amy J. Lee 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
Approximate date of public offering: November 26, 2018
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 26, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on _____________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 252 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on August 24, 2018 for the purpose of registering a new series of the Registrant, Guggenheim Ultra Short Duration Fund. This Post-Effective Amendment No. 256 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 26, 2018 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 256 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 256 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 256 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, and State of Maryland on the 6th day of November 2018.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 6th day of November 2018.

Jerry B. Farley Trustee Donald A. Chubb, Jr. Trustee Maynard F. Oliverius Trustee Randall C. Barnes Trustee Roman Friedrich III Trustee Ronald A. Nyberg Trustee Ronald E. Toupin, Jr. Trustee		GUGGENHEIM FUNDS TRUST
	By:	/s/ AMY J. LEE
Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
	By:	/s/ JOHN L. SULLIVAN
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
	By:	/s/ BRIAN E. BINDER
Brian E. Binder, President and Chief Executive Officer